Preferred Stock - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Nov. 30, 2023	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2027	Dec. 31, 2026	Aug. 31, 2026	Dec. 31, 2024	Nov. 13, 2024	Feb. 28, 2024
Class of Stock [Line Items]
Preferred Stock, Shares Authorized	400,000	400,000				400,000		400,000		400,000
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001				$ 0.0001		$ 0.0001		$ 0.0001
Preferred Stock, Redemption Terms										There are no required redemptions of the Company’s preferred stock issuances, other than in the event of Deemed Liquidation Event or Change in-Control transaction. Holders of Series B Preferred Stock may redeem such shares at any time subject to a monthly limit of 2% of the number of outstanding Series B Preferred Stock as of the end of the immediately prior month and a quarterly limit of 5% of the number of outstanding Series B Preferred Stock as of the end of the prior calendar quarter, subject to redemption fees if redeemed earlier than three years following the issuance date of 10% discount to Stated Value if redeemed in the first year following the date of issuance, 8% discount to Stated Value if redeemed in the second year following the date of issuance and 6% discount to Stated Value if redeemed in the third year following the date of issuance.
Series A Preferred Stock
Class of Stock [Line Items]
Preferred Stock, Shares Issued	0	0				0	0	0	0	0				19,000
Preferred Stock, Shares Outstanding	0	0				0	0	0	0	0				19,000
Number of shares sold					44,100
Price Per Share					$ 1,000
Dividends payable arrears rate	18.00%	18.00%				18.00%		18.00%		18.00%					14.00%
Proceeds from sale of stock					$ 44,100
Redemption Price Per Share	$ 1,000	$ 1,000				$ 1,000		$ 1,000		$ 1,000
Redemption Price								8.00%		8.00%
Expenses Related to Sale of Stock										$ 100
Marcellus Assets Purchase Percentage		25.00%								25.00%
Preferred Stock Redemption Amount														$ 19,000
Preferred Stock, Shares Outstanding	0	0				0	0	0	0	0				19,000
Sale of Trust Assets to Pay Expenses										$ 100
Series B Preferred Stock
Class of Stock [Line Items]
Preferred Stock, Shares Issued	46,483	35,524				46,483	18,476	46,483	18,476	35,524				9,823
Preferred Stock, Shares Outstanding	46,483	35,524				46,483	18,476	46,483	18,476	35,524				9,823
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001				$ 0.0001		$ 0.0001		$ 0.0001
Dividends payable arrears rate	10.00%	10.00%				10.00%		10.00%		10.00%
Redemption Price Per Share	$ 1,000	$ 1,000				$ 1,000		$ 1,000		$ 1,000
Redemption Price								10.00%		10.00%
Expenses Related to Sale of Stock						$ 900	$ 400	$ 2,100	$ 900	$ 2,600
Preferred Stock Redemption Amount		$ 35,524								$ 35,524				$ 9,823		$ 50,000
Proceeds from Issuance of Redeemable Preferred Stock	$ 51,000	$ 22,300
Preferred Stock Redemption Monthly Limit		2.00%								2.00%
Preferred Stock Redemption Quarterly Limit		5.00%								5.00%
Stated value redeemed in the first year		10.00%								10.00%
Stated value redeemed in the second year		8.00%								8.00%
Stated value redeemed in the third year		6.00%								6.00%
Preferred Stock, Shares Outstanding	46,483	35,524				46,483	18,476	46,483	18,476	35,524				9,823
Sale of Trust Assets to Pay Expenses						$ 900	$ 400	$ 2,100	$ 900	$ 2,600
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Issued	0	0				0	56,000	0	56,000	0				0
Preferred Stock, Shares Outstanding	0	0				0	56,000	0	56,000	0				0
Number of shares sold				56,000
Price Per Share				$ 1,000
Dividends payable arrears rate	14.00%	14.00%				14.00%		14.00%		14.00%
Proceeds from sale of stock				$ 56,000
Redemption Price Per Share	$ 1,000	$ 1,000				$ 1,000		$ 1,000		$ 1,000
Redemption Price								8.00%		8.00%
Marcellus Assets Purchase Percentage		50.00%								50.00%
Preferred Stock, Shares Outstanding	0	0				0	56,000	0	56,000	0				0
Series C Preferred Stock [Member] | Subsequent Event
Class of Stock [Line Items]
Dividends payable arrears rate												18.00%
Series C Preferred Stock [Member] | Forecast [Member]
Class of Stock [Line Items]
Dividends payable arrears rate												18.00%
Series D Preferred Stock [Member]
Class of Stock [Line Items]
Number of shares sold			37,780
Price Per Share			$ 1,000
Dividends payable arrears rate	14.00%					14.00%		14.00%
Proceeds from sale of stock			$ 37,800
Redemption Price Per Share	$ 1,000					$ 1,000		$ 1,000
Redemption Price								8.00%
Payments of Dividends								$ 2,100
Series D Preferred Stock [Member] | Subsequent Event
Class of Stock [Line Items]
Preferred Stock, Shares Authorized			37,780
Preferred Stock, Par or Stated Value Per Share			$ 1,000
Dividends payable arrears rate											18.00%
Series E Preferred Stock [Member] | Subsequent Event
Class of Stock [Line Items]
Preferred Stock, Par or Stated Value Per Share													$ 0.0001